S000084919 [Member] Expense Example - Barrow Hanley Credit Opportunities Fund	Sep. 30, 2025 USD ($)
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 104
Expense Example, with Redemption, 3 Years	359
Expense Example, with Redemption, 5 Years	634
Expense Example, with Redemption, 10 Years	1,418
Advisor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	553
Expense Example, with Redemption, 10 Years	1,245
Class Z Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	280
Expense Example, with Redemption, 5 Years	499
Expense Example, with Redemption, 10 Years	1,128
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	280
Expense Example, with Redemption, 5 Years	499
Expense Example, with Redemption, 10 Years	$ 1,128